Capital Structure	6 Months Ended
Jun. 30, 2024
Capital Structure [Abstract]
Capital Structure
11.	Capital Structure:

Details of the Company’s common stock and warrants are discussed in Note 12 of the consolidated financial statements for the year ended December 31, 2023, included in the Company’s 2023 Annual Report on Form 20-F filed with the SEC on April 3, 2024 and are supplemented by the below new activities into the six-month period.

(a)	Common Stock

i)	At-the-market offering program

During the six months ended June 30, 2024, 576,120 shares have been sold from the Company for gross proceeds of $5,091 under the “at-the-market” offering program and are shown in unaudited interim condensed consolidated statement of stockholder’s equity as of June 30, 2024, net of $194 offering expenses.

ii)	Dividends

On May 15, 2024, the Company announced a regular quarterly cash dividend of $0.025 per share for the first quarter of 2024 and a special dividend of $0.125 per share, to all shareholders of record as of June 25, 2024 (Note 16). The dividends amounting to $3,108 were paid on July 10, 2024 (Note 16) and are included in “Other current liabilities” as of June 30, 2024 in the unaudited interim condensed consolidated balance sheets.

On March 15, 2024, the Company announced a regular quarterly dividend of $0.025 per share for the fourth quarter of 2023 and a special dividend of $0.075 per share, to all shareholders of record as of March 25, 2024. The dividends amounting to $2,001 were paid on April 10, 2024.

On January 10, 2024, the Company paid a regular quarterly dividend of $0.025 per share or $491 for the third quarter of 2023 to all shareholders of record as of December 22, 2023.

Total dividends declared in the six-month period ended June 30, 2024, amounted to $5,109.

iii)	Buybacks

In December 2023, the Board of Directors of the Company authorized a new share repurchase plan under which the Company may repurchase up to $25,000 of its outstanding common shares or warrants. As of June 30, 2024, the Company has repurchased 195,312 of its outstanding common shares at an average price of approximately $8.82 per share for a total of $1,722, inclusive of commissions and fees. All the repurchased shares have been cancelled as of June 30, 2024.

(b)	Warrants

All warrants are classified in equity, according to the Company’s significant accounting policy.

Class E Warrants

During the six-month period ended June 30, 2024, 180,000 shares were issued from Class E warrants, for proceeds of $885.
As of June 30, 2024, the number of remaining Class E Warrants outstanding is 2,694,599 at an exercise price of $4.79 per share.

Class D Warrants

As of June 30, 2024, the number of remaining Class D Warrants outstanding is 4,368,750 at an exercise price of $13.79 per share.

As of June 30, 2024, the number of common shares that can potentially be issued under each outstanding warrant are:

Warrant	Shares to be issued upon exercise of remaining warrants
Class D	27,304
Class E	269,459
Total	296,763